Note 23 - Loss per Share (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for earnings per share [text block]
	12/31/2024	12/31/2023
Net loss for the year	(69,981)	(38,246)
Weighted average number of common shares	110,751,538	107,985,916
Basic and diluted net loss per common shares	(0.63)	(0.35)